Rule 497(e)

File Nos. 002-75503

811-03364

GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Janus Large Cap Growth Fund

(the “Fund”)

Initial Class and Class L Shares

Supplement dated June 4, 2013 to the Prospectus and Summary Prospectus for

Great-West Janus Large Cap Growth Fund, each dated May 1, 2013, and the Statement of

Additional Information for Great-West Funds, Inc., dated May 1, 2013

Effective immediately, Doug Rao has replaced Ron Sachs as the portfolio manager of the Fund. The following changes are made to the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable:

Under the section entitled “Portfolio Manager” on page 4 of the Prospectus and Summary Prospectus, the information regarding Ron Sachs is deleted and replaced with the following:

“Douglas Rao, Vice President, Janus Capital Management LLC. Mr. Rao has managed the Fund since June 2013.”

Under the section entitled “Sub-Adviser” on pages 8-9 of the Prospectus, the information regarding Ron Sachs is deleted and replaced with the following:

“Douglas Rao has managed the Fund since June 2013. Mr. Rao was employed for seven years by Marsico Capital Management as Partner and Portfolio Manager of the Marsico Flexible Capital Fund, Co-Portfolio Manager of both the Marsico Focus Fund and the Marsico Growth Fund, and earlier was a Senior Equity Analyst covering global financial services. Prior to Marsico, Mr. Rao was a Senior Equity Analyst at TCW. Most recently, Mr. Rao was a Partner and institutional equity investor at Chautauqua Capital Management. Mr. Rao received a bachelor’s degree from the University of Virginia and an M.B.A. from the University of California, Los Angeles.”

Under the section entitled “Other Accounts Managed” on page 53 of the Statement of Additional Information, the information regarding Ron Sachs is deleted and replaced with the following:

“Other Accounts Managed

The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of May 31, 2013.

	“AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Doug Rao	0	0	0	0	0	0	0	0	0	0	0	0”

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus, Summary

Prospectus and Statement of Additional Information.

Please keep this Supplement for future reference.